Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Composition of Pre-Tax Income (Loss)
The following table presents the composition of
pre-tax
income (loss) for the years ended December 31, 2019, 2020 and 2021:

	Year Ended December 31,
	2019	2020	2021

	(US$ thousand)
Pre-tax income (loss) from PRC entities	$6,790	$8,036	$(62,008)
Pre-tax loss from non-PRC entities	(12,166)	(10,588)	(9,836)

Total pre-tax loss	$(5,376)	$(2,552)	$(71,844)

Schedule of Reconciliation of Effective Tax Rate
Reconciliation of the differences between Statutory Tax Rate and the Effective Tax Rate
 (“EIT” rate)
The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	Year Ended December 31,
	2019	2020	2021
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences (1)	9.07%	124.93%	1.09%
Tax rate difference from statutory rate in other jurisdictions (2)	12.70%	30.23%	0.82%
Change in valuation allowance (3)	(64.00)%	(191.36)%	(21.89)%
Effect of tax holiday (4)	2.34%	(10.78)%	(6.00)%
Others	(0.01)%	(0.03)%	(0.19)%
Effective tax rate	(14.90)%	(22.01)%	(1.17)%

(1)
The permanent differences are primarily related to additional tax deductions for qualified research and development expenses and interest income generated from Agora IO Hongkong Limited, offset by non-deductible
share-based compensation expenses.

(2)	The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands , the United States or S i ngap ore.
(3)	The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of the Group.
(4)
Dayin obtained its software enterprise certificate in 2018 and is entitled to a tax exemption from EIT for the year of 2018 and a 50% EIT rate reduction for the year of 2019, 2020 and 2021. Zhaoyan obtained its high-tech enterprise certificate in 2021 and is entitled to preferential tax rate of
 15
% for the years of 2021, 2022 and 2023. Beijing Easemob acquired in 2021 is entitled to preferential tax rate of
 15
% for the year of 202
1
.

Schedule of Current and Deferred Income Tax Expense (Benefit)
For the years ended December 31, 2019, 2020 and 2021, substantially all the amounts of current and deferred income tax expense are attributable to the PRC entities.

	Year Ended December 31,
	2019	2020	2021

	(US $ thousand)
Current income tax expense	$1,137	$184	$601
Deferred income tax expense (tax benefit)	(336)	378	239

Income tax expense	$801	$562	$840

Schedule of Impact of Tax Holidays
The aggregate amount and per share effect of reduction of EIT for Zhaoyan, Dayin and Easemob’s PRC entity as a result of tax holidays are as follows:

	Year Ended December 31,
	2019	2020	2021

	(US$ thousand)
The aggregate amount of effect	$126	$(275)	$(4,310)

Components of Deferred Tax Assets
The principal components of the deferred tax assets were as follows:

	As of December 31,
	2020	2021 (1)

	(US$ thousand)

Deferred tax assets:
Tax loss carry-forwards	$12,286	$26,264
Allowance for doubtful accounts and current expected credit losses (1)	457	1,173
Payroll liabilities	298	670
Other deductible temporary difference	158	306

Deferred tax assets	13,199	28,413
Less valuation allowance	(12,688)	(28,413)
Deferred tax assets, net	$511	$—

Deferred tax liabilities:
Recognition of intangible assets arising from business combination	(52)	(988)

Deferred tax liabilities, net	$(52)	$(988)

(1)	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.

Schedule of Movement of Valuation Allowance
Movement of Valuation Allowance

	Year Ended December 31,
	2019	2020	2021

	(US$ thousand)
Balance at beginning of the year	$(4,286)	$(7,727)	$(12,688)
Addition in current year	(3,441)	(4,961)	(15,725)

Balance at the end of the year	$(7,727)	$(12,688)	$(28,413)